Fees and Expenses	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee(1)	0.95%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(2)	0.95%

_____________

(1)     Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the

Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Long Bitcoin Subsidiary”). The T-Rex 2X Long Bitcoin Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Long Bitcoin Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Long Bitcoin Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Long Bitcoin Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.

(2)      The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Name of Fund	1 Year	3 Years	5 Years	10 Years
T-Rex 2X Long Bitcoin Daily Target ETF	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From July 11, 2024, the date operations commenced, through the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee(1)	0.95%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(2)	0.95%

____________

(1)      Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Inverse Bitcoin Subsidiary”). The T-Rex 2X Inverse Bitcoin Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Inverse Bitcoin Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Inverse Bitcoin Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Inverse Bitcoin Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.

(2)      The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025 .

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Name of Fund	1 Year	3 Years	5 Years	10 Years
T-Rex Bitcoin2X Inverse Bitcoin Daily Target ETF	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From July 11, 2024, the date operations commenced, through the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee(1)	0.95%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(2)	0.95%

_____________

(1)     Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Long Ether Subsidiary”). The T-Rex 2X Long Ether Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Long Ether Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Long Ether Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Long Ether Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.

(2)      The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Name of Fund	1 Year	3 Years	5 Years	10 Years
T-Rex 2X Long Ether Daily Target ETF	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From October 25, 2024, the date operations commenced, through the fiscal year ended December 31, 2024 the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none
T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee(1)	0.95%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(2)	0.95%

____________

(1)      Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 2X Inverse Ether Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 2X Inverse Ether Subsidiary”). The T-Rex 2X Inverse Ether Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 2X Inverse Ether Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 2X Inverse Ether Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 2X Inverse Ether Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.

(2)      The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.201% for the fiscal period ending December 31, 2025.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Name of Fund	1 Year	3 Years	5 Years	10 Years
T-Rex 2X Inverse Ether Daily Target ETF	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From October 25, 2024, the date operations commenced, through the fiscal year ended December 31, 2024 the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none